Intangible Assets - Schedule of Intangible Asset Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 2
Total intangible assets subject to amortization, net	20,101	$ 20,313
Total Intangible Assets Subject to Amortization, Net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	$ 2	$ 5